As filed with the Securities and Exchange Commission on May 14, 2018 Securities Act Registration No. 333-21089 Investment Company Act Registration No. 811-08043

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UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, DC. 20549 FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 35	[X]

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 36	[X]
(Check appropriate box or boxes)

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THE BERKSHIRE FUNDS
(Exact Name of Registrant as Specified in Charter)

     475 Milan Drive, Suite #103
San Jose, CA 95134-2453
(Address of Principal Executive Offices)

1-408-526-0707
(Registrant's Telephone Number)

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AGENT FOR SERVICE:

     MALCOLM R. FOBES III
The Berkshire Funds
475 Milan Drive, Suite #103
San Jose, CA 95134-2453
(Name and Address of Agent for Service)

COPIES TO:

DONALD S. MENDELSOHN, ESQ.
Thompson Hine LLP
312 Walnut Street
14th Floor
Cincinnati, Ohio 45202

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It is proposed that this filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b) of Rule 485.
[ ]	on (date) pursuant to paragraph (b) of Rule 485.
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485.
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Jose and the State of California on the 14th of May, 2018.

THE BERKSHIRE FUNDS By: /s/ MALCOLM R. FOBES III MALCOLM R. FOBES III President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

/s/ MALCOLM R. FOBES III MALCOLM R. FOBES III President, Treasurer, Chief Financial Officer & Trustee May 14, 2018

LELAND F. SMITH*	*By: /s/ MALCOLM R. FOBES III
Trustee	Attorney-In-Fact

ANDREW W. BROER*
Trustee	May 14, 2018

THE BERKSHIRE FUNDS
EXHIBIT INDEX
Index No.	Description of Exhibit
101.INS	XBRL Instance Document
101.SCH	XBRL Taxonomy Extension Schema Document
101.DEF	XBRL Taxonomy Extension Definition Linkbase
101.LAB	XBRL Taxonomy Extension Labels Linkbase
101.PRE	XBRL Taxonomy Extension Presentation Linkbase